Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the years ended December 31,
	2019	2018	2017

Current	$11,164	$113,088	$406,975
Deferred	(224,511)	(69,898)	27,907
Total income tax (benefits) expenses	$(213,347)	$43,190	$434,882

Schedule of effective tax rate

	For the years ended December 31,
	2019	2018	2017

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(16.9)%	(9.9)%	(15.0)%
R&D credits	(3.4)%	(12.7)%	(2.0)%
Change in valuation allowance and others	(2.8)%	0.3%	2.0%
Effective tax rate	1.9%	2.7%	10.0%

Schedule of deferred tax assets

	As of December 31,
	2019	2018

Deferred tax assets:
Provision for doubtful accounts	$255,119	$37,042
Depreciation and amortization	53,992	50,374
Net operating loss carryforward	272,815	-
Valuation allowance	(272,815)	-
Total deferred tax assets	$309,111	$87,416

Schedule of taxes payable
	As of December 31,
	2019	2018

Income taxes payable	$539,437	$642,215
VAT and other tax payable	330,476	225,395
Totals	$869,913	$867,610